July 29, 2009

via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Mr. Grzeskiewicz:

Principal Funds, Inc. (“the Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment is being filed to add Class J shares to the Income Fund, which currently offers Classes A, B, C, and Institutional shares. Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant requests that the Amendment receive selective review.

The Amendment incorporates by reference the following:

The Prospectus for Class J shares, dated March 1, 2009, included in Post-Effective Amendment
No. 70 to the registration statement on Form N-1A filed on March 2, 2009 pursuant to paragraph
(b) of Rule 485;
The Prospectus for Class A, B, and C shares, dated March 1, 2009, included in Post-Effective
Amendment No. 67 to the registration statement on Form N-1A filed on February 27, 2009 pursuant to paragraph (b) of Rule 485;
The Prospectus for Class S shares, dated March 1, 2009, included in Post-Effective Amendment
No. 66 to the registration statement on Form N-1A filed on February 27, 2009 pursuant to paragraph (b) of Rule 485;
The Prospectus for Institutional Class shares, dated March 1, 2009, included in Post-Effective
Amendment No. 68 to the registration statement on Form N-1A filed on March 2, 2009 pursuant to paragraph (b) of Rule 485;
The Prospectus for R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2009, included in
Post-Effective Amendment No. 69 to the registration statement on Form N-1A filed on March 2,
2009 pursuant to paragraph (b) of Rule 485;
The Statement of Additional Information dated March 1, 2009, included in Post-Effective
Amendment No. 66 to the registration statement on Form N-1A filed on February 27, 2009 pursuant to paragraph (b) of Rule 485;
Supplements to the Class J shares Prospectus dated and filed March 20, 2009, April 8, 2009,
April 9, 2009, May 4, 2009, May 21, 2009, and June 19, 2009;
Supplements to the Class A, B, and C shares Prospectus dated and filed March 20, 2009, April 8,
2009, April 9, 2009, April 21, 2009, May 4, 2009, May 21, 2009, and June 19, 2009;
Supplements to the Class S shares Prospectus dated and filed March 20, 2009, and May 4,
2009;
Supplements to the Institutional Class shares Prospectus dated and filed March 20, 2009, April 8,
2009, April 9, 2009, April 10, 2009, May 4, 2009, May 21, 2009, and June 19, 2009;
Supplements to the R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March
20, 2009, April 8, 2009, April 9, 2009, May 4, 2009, May 21, 2009, and June 19, 2009; and
Supplements to the Statement of Additional Information dated and filed March 20, 2009, May 4,
2009, and June 19, 2009.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Attorney